LEASES	12 Months Ended
Dec. 31, 2021
LEASES
LEASES

10.   LEASES

Leases of motor vehicles and logistic equipment as Lessor

The Company provides direct financing and sales-type leases of motor vehicles and logistic equipment, primarily to transportation service providers that meet the Company’s credit assessment requirements. The lease terms range from two to ten years, do not contain contingent rental income clauses, and are fully collateralized by assets the Company can repossess in the event of default. Initial direct costs were insignificant for all periods presented. The lease agreements include lease payments that are fixed, do not contain residual value guarantees or variable lease payments. The Company generally either grants the lessee an option at the end of the lease term to purchase the underlying asset that the lessee is reasonably certain to exercise or ownership of the underlying asset transfers to the lessee for a nominal amount.

The net investment in direct financing and sales-type leases are presented as “Lease rental receivables” on the consolidated balance sheets as follows:

	As at December 31
	2020	2021	2021
	RMB	RMB	US$
Current assets:
Direct financing leases	369,147	175,708	27,572
Sales-type leases	127,980	122,656	19,248
	497,127	298,364	46,820
Non-current assets:
Direct financing leases	344,425	134,010	21,029
Sales-type leases	303,253	101,419	15,915
	647,678	235,429	36,944
Total	1,144,805	533,793	83,764

For the years ended December 31, 2019, 2020 and 2021, the Company recorded RMB106,040, RMB85,285 and RMB45,644 (US$7,163) of interest income from direct financing and sales-type leases as a lessor in “Revenue – Others” on the consolidated statements of comprehensive (loss) income.

The net investment in direct financing and sales-type leases consisted of:

	As at December 31
	2020	2021	2021
	RMB	RMB	US$
Total minimum lease payments receivable	1,296,869	605,285	94,982
Less: Executory costs	—	—	—
Minimum lease payments receivable	1,296,869	605,285	94,982
Less: Allowance for credit losses	(14,296)	(27,159)	(4,262)
Net minimum lease payments receivable	1,282,573	578,126	90,720
Unguaranteed residuals	—	—	—
Less: Unearned income	(137,768)	(44,333)	(6,956)
Net investment in financing leases	1,144,805	533,793	83,764
Current portion	497,127	298,364	46,820
Non-current portion	647,678	235,429	36,944

10.   LEASES (CONTINUED)

Leases of motor vehicles and logistic equipment as Lessor (continued)

Future minimum lease payments to be received for the direct financing and sales-type leases for each of the five succeeding fiscal years as of the December 31, 2021 are as follows:

	As at December 31
	2021
	RMB	US$
For the year ending December 31, 2022	320,954	50,365
For the year ending December 31, 2023	145,909	22,895
For the year ending December 31, 2024	71,624	11,239
For the year ending December 31, 2025	30,759	4,827
For the year ending December 31, 2026	8,225	1,291
Thereafter	655	103
Total minimum lease payments	578,126	90,720
Unearned income	(44,333)	(6,956)
Net investment in direct financing and sales-type leases	533,793	83,764

Financing and operating leases as Lessee

The Company has operating leases for certain offices, warehouses, hub and sortation center facilities and equipment and financing leases for certain machinery and electronic equipment as a lessee.

The Company’s lease agreements include lease payments that are fixed, do not contain material residual value guarantees or variable lease payments. The leases have remaining lease terms of up to twenty years. Certain lease agreements include terms with options to extend the lease, however none of these have been recognized in the Company’s operating lease ROU assets or operating lease liabilities since those options were not reasonably certain to be exercised. The Company’s leases do not contain restrictions or covenants that restrict the Company from incurring other financial obligations. The Company’s lease agreements may contain lease and non-lease components. Non-lease components primarily include payments for maintenance and utilities. Consideration for lease and non-lease components are allocated on a relative standalone selling price basis.

	For the years ended December 31
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Operating lease cost	674,593	685,771	674,892	105,905
Short-term lease cost	82,509	126,846	100,766	15,812
Financing lease cost:
Amortization of ROU assets	588	2,519	1,293	203
Interest	304	245	169	27

Total lease cost	757,994	815,381	777,120	121,947

10.   LEASES (CONTINUED)

Financing and operating leases as Lessee (continued)

	For the years ended December 31
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Other information
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	739,505	869,129	745,032	116,912
Operating cash flows from financing leases	304	245	169	27
Financing cash flows from financing leases	1,215	1,179	1,481	232
ROU assets obtained in exchange for new operating lease liabilities	783,965	537,302	780,576	122,489
ROU obtained in exchange for new finance lease liabilities	1,078	2,023	1,493	234
Weighted-average remaining lease term (in years):
Operating leases	5.21	4.13	5.03
Financing leases	2.75	3.16	2.79
Weighted-average discount rate:
Operating leases	7.64%	7.68%	7.67%
Financing leases	7.38%	5.16%	5.19%

For the year ended December 31, 2019, total lease costs of RMB713,814, RMB15,473, and RMB27,815 were recorded in cost of revenue, selling expenses, general and administrative expenses, respectively.

For the year ended December 31, 2020, total lease costs of RMB772,731, RMB642, and RMB39,244 were recorded in cost of revenue, selling expenses, general and administrative expenses, respectively.

For the year ended December 31, 2021, total lease costs of RMB740,554 (US$116,209), RMB1,035 (US$162), and RMB34,069 (US$5,346) were recorded in cost of revenue, selling expenses, general and administrative expenses, respectively.

Future minimum lease payments for operating and financing leases as of December 31, 2021 are as follows:

	Operating Leases		Financing leases
	RMB	US$	RMB	US$
For the year ended December 31, 2022	606,740	95,210	1,877	294
For the year ended December 31, 2023	508,047	79,724	1,234	194
For the year ended December 31, 2024	435,817	68,389	956	150
For the year ended December 31, 2025	293,076	45,990	163	26
For the year ended December 31, 2026	174,942	27,452	47	7
Thereafter	337,544	52,968	—	—
Total minimum lease payments	2,356,166	369,733	4,277	671
Less: imputed interest	381,075	59,799	305	48
Total lease liability balance	1,975,091	309,934	3,972	623

Minimum payments related to leases not yet commenced as of December 31, 2021	94,615	14,847	—	—